OTHER ACCOUNTS RECEIVABLES (Schedule of Other Accounts Receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other accounts receivables [Abstract]
Materials for clinical trials and inventory designated for R&D activities	$ 635	$ 1,229
Prepaid expenses	822	1,057
Government authorities	563	374
Accrued interest	66	82
Other	46	321
Other accounts receivables	$ 2,132	$ 3,063